UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Tortoise North American Energy Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2010
	Shares	Fair Value
Master Limited Partnerships and Related Companies — 106.0%(1)

Crude/Refined Products Pipelines — 38.9%(1)
United States — 38.9%(1)
Buckeye Partners, L.P.	56,300	$3,309,877
Enbridge Energy Management, L.L.C.(2)	202,656	10,130,769
Enbridge Energy Partners, L.P.	59,600	3,052,712
Holly Energy Partners, L.P.	32,400	1,379,916
Kinder Morgan Management, LLC(2)	230,059	13,193,872
Magellan Midstream Partners, L.P.	162,100	7,333,404
NuStar Energy L.P.	109,200	6,266,988
Plains All American Pipeline, L.P.	120,600	6,682,446
Sunoco Logistics Partners L.P.	27,600	1,872,936
		53,222,920
Natural Gas/Natural Gas Liquids Pipelines — 33.5%(1)
United States — 33.5%(1)
Boardwalk Pipeline Partners, LP	125,700	3,763,458
Duncan Energy Partners L.P.	201,200	5,128,588
El Paso Pipeline Partners, L.P.	113,900	2,948,871
Energy Transfer Equity, L.P.	161,465	5,218,549
Energy Transfer Partners, L.P.	189,800	8,783,944
Enterprise Products Partners L.P.	310,300	10,165,428
ONEOK Partners, L.P.	73,700	4,469,905
TC PipeLines, LP	90,700	3,346,830
Williams Partners L.P.	20,000	776,800
Williams Pipeline Partners L.P.	41,426	1,209,225
		45,811,598
Natural Gas Gathering/Processing — 13.1%(1)
United States — 13.1%(1)
Copano Energy, L.L.C.	177,760	4,230,688
DCP Midstream Partners, LP	51,500	1,587,230
MarkWest Energy Partners, L.P.	167,500	4,954,650
Quest Midstream Partners, L.P.(3)(4)(5)	479,150	2,496,371
Targa Resources Partners LP	183,400	4,585,000
		17,853,939
Oil and Gas Exploitation and Production — 14.5%(1)
United States — 14.5%(1)
Encore Energy Partners LP	171,800	3,509,874
EV Energy Partners, L.P.	197,400	6,097,686
Legacy Reserves, LP	45,000	952,200
Linn Energy, LLC	239,100	6,300,285
Pioneer Southwest Energy Partners L.P.	131,900	2,973,026
		19,833,071
Propane Distribution — 4.9%(1)
United States — 4.9%(1)
Inergy, L.P.	185,700	6,707,484

Shipping — 1.1%(1)
Republic of the Marshall Islands — 1.1%(1)
Teekay LNG Partners L.P.	53,500	1,460,015

Total Master Limited Partnerships and
Related Companies (Cost $102,349,257)		144,889,027

	Principal Amount
Corporate Bonds — 3.7%(1)
Oil and Gas Exploitation and Production — 3.7%(1)
Canada — 3.7%(1)
Connacher Oil & Gas Ltd, 10.25%, 12/15/2015(4)	$3,000,000	2,891,250
OPTI Canada Inc., 8.25%, 12/15/2014(4)	2,500,000	2,225,000

Total Corporate Bonds (Cost $5,656,239)		5,116,250

Common Stock — 5.6%(1)	Shares

Crude/Refined Products Pipelines — 0.3%(1)
United States — 0.3%(1)
SemGroup Corporation - Class A(3)(4)(5)	16,301	407,525

Shipping — 5.3%(1)
Republic of the Marshall Islands — 5.3%(1)
Navios Maritime Partners L.P.	248,000	3,901,040
Teekay Offshore Partners L.P.	177,450	3,334,286
		7,235,326

Total Common Stock (Cost $7,620,433)		7,642,851
Warrants — 0.1%(1)
Crude/Refined Products Pipelines — 0.1%(1)
United States — 0.1%(1)
SemGroup Corporation, Strike Price $25.00,
Expiration 12/1/2014(3)(4)(5) (Cost $130,237)	17,159	127,663

Short-Term Investment — 0.0%(1)
United States Investment Company — 0.0%(1)
Fidelity Institutional Government Portfolio - Class I, 0.03%(6) (Cost $34,555)	34,555	34,555

Total Investments — 115.4%(1) (Cost $115,790,721)		157,810,346
Other Assets and Liabilities — (4.4%)(1)		(6,057,183)
Long-Term Debt Obligations — (11.0%)(1)		(15,000,000)

Total Net Assets Applicable to Common
Stockholders — 100.0%(1)		$136,753,163

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.
(3) Non-income producing.
(4) Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $8,147,809, which represents 6.0% of net assets.
(5) Private company.
(6) Rate reported is the current yield as of February 28, 2010.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2010. These assets are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2010	(Level 1)	(Level 2)	(Level 3)
Equity Securities:
Common Stock(a)	$7,642,851	$7,235,326	$-	$407,525
Master Limited Partnerships and Related Companies(a)	144,889,027	142,392,656	-	2,496,371
Warrants(a)	127,663	-	-	127,663
Total Equity Securities	152,659,541	149,627,982	-	3,031,559
Debt Securities:
Corporate Bonds(a)	5,116,250	-	5,116,250	-
Total Debt Securities	5,116,250	-	5,116,250	-
Other:
Short-Term Investment(b)	34,555	34,555	-	-
Total Other	34,555	34,555	-	-
Total	$157,810,346	$149,662,537	$5,116,250	$3,031,559

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2010.

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the period ended February 28, 2010, are as follows:

For the period ended
February 28, 2010
Fair value beginning balance	$4,222,609
Total unrealized gains included in net increase in net assets applicable to common stockholders	136,379
Net purchases, issuances and settlements	537,762
Return of capital adjustments impacting cost basis of security	-
Transfers out of Level 3	(1,865,191)
Fair value ending balance	$3,031,559

The Company utilizes the beginning of reporting period method for determining transfers into or out of Level 3.  Accordingly, this method is the basis for presenting the rollforward in the preceding table. Under this method, the fair value of the asset at the beginning of the period will be disclosed as a transfer into or out of Level 3, gains or losses for an asset that transfers into Level 3 during the period will be included in the reconciliation, and gains or losses for an asset that transfers out of Level 3 will be excluded from the reconciliation.

For the period ended February 28, 2010, Copano Energy, L.L.C. Class D Common Units transferred out of Level 3 when they converted into unrestricted common units of Copano Energy, L.L.C.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

Some debt securities are fair valued using a market value obtained from an approved pricing service which utilizes a pricing matrix based upon yield data for securities with similar characteristics or from a direct written broker-dealer quotation from a dealer who has made a market in the security.  This pricing methodology applies to the Company’s Level 2 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

For private company investments, value is often realized through a liquidity event of the entire company.  Therefore, the value of the company as a whole (enterprise value) at the reporting date often provides the best evidence of the value of the investment and is the initial step for valuing the Company’s privately issued securities.  For any one company, enterprise value may best be expressed as a range of fair values, from which a single estimate of fair value will be derived.  In determining the enterprise value of a portfolio company, the Company prepares an analysis consisting of traditional valuation methodologies including market and income approaches.  The Company considers some or all of the traditional valuation methods based on the individual circumstances of the portfolio company in order to derive its estimate of enterprise value.  Securities priced using this methodology are categorized as Level 3 investments in the fair value hierarchy.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the shares/principal amount, acquisition date(s), acquisition cost, fair value, fair value per share and percent of net assets which the securities comprise at February 28, 2010.

Company	Shares/ Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
Connacher Oil & Gas Ltd, 10.25%, 12/15/2015	$3,000,000	04/25/08-07/31/08	$3,295,000	$2,891,250	N/A	2.1%
OPTI Canada Inc., 8.25%, 12/15/2014	$2,500,000	12/08/06-12/14/06	2,533,250	2,225,000	N/A	1.7
Quest Midstream Partners, L.P. Common Units	479,150	11/01/07	9,300,000	2,496,371	$5.21	1.8
SemGroup Corporation, Class A Units	16,301	12/07/09	407,525	407,525	$25.00	0.3
SemGroup Corporation, Warrants	17,159	12/07/09	130,237	127,663	$7.44	0.1
			$15,666,012	$8,147,809		6.0%

As of February 28, 2010, the aggregate cost of securities for federal income tax purposes was $112,505,622.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $50,618,326 the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $5,313,602 and the net unrealized appreciation was $45,304,724.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise North American Energy Corporation

Date: April 26, 2010	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise North American Energy Corporation

Date: April 26, 2010	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Tortoise North American Energy Corporation

Date: April 26, 2010	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer